Statements of Changes in Net Assets Available for Benefits - EBP 06-1061602 001 [Member] - USD ($)			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
EBP, Employer, Common Stock [Member]
Investment income
Dividends		$ 7,176,926	$ 7,937,350
EBP, Other Investment [Member]
Investment income
Dividends	$ 36,813,132	27,021,645
Net appreciation in fair value of investments	162,560,937	164,102,808
Interest	4,034,702	4,857,645
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	211,346,121	203,159,024
Interest income on notes receivable from participants	2,154,738	1,414,962
Contributions
Participant	162,835,029	135,495,112
Participant rollovers	25,593,997	39,553,858
Employer	57,750,877	38,573,672
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	246,179,903	213,622,642
Deductions
Benefits paid to participants	203,698,373	181,844,507
Administrative expenses		903,358	1,151,538
EBP, Change in Net Asset Available for Benefit, Decrease		182,747,865	204,849,911
Net increase		235,448,763	254,830,851
Transfer in (Note 1)		0	86,523,734
Net assets available for benefits, beginning of year			2,538,744,944
Net assets available for benefits, end of year	$ 2,880,099,529	$ 2,538,744,944	$ 2,880,099,529